Property and Equipment (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Depreciation expense of property and equipment			$ 394,968	$ 466,836
Purchased assets			217,840	4,508
Depreciation expense	$ 238,859	$ 294,629	394,968	466,836
Purchased assets	1,425,623	30,266	$ 217,840	$ 4,508
Cost of Sales [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Depreciation expense	$ 142,248	$ 270,151